Finance Expenses	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Finance Expenses

21 Finance Expenses

	2025	2024	2023
	AUD$	AUD$	AUD$
Amortization of debt discount	272,209	124,006	-
Realised and unrealised currency losses (gains)	24,416	-	-
Interest expense	1,159,440	711,807	612,735
Total finance expenses	1,456,065	835,813	612,735